Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Parenthetical) (Detail) - CAD	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long term debt, face value	CAD 8,723,000,000	CAD 8,923,000,000
$250 Million of MTN Series 21 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long term debt, face value	250,000,000
$50 Million of MTN Series 33 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long term debt, face value	CAD 50,000,000